CLOSURE AND RECLAMATION PROVISIONS (Schedule of Estimates Used in Closure and Rehabilitation Provisions) (Details) - Provision for decommissioning, restoration and rehabilitation costs [member]
$ in Thousands
Dec. 31, 2022 USD ($)
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 60,012
Caylloma M&I Property [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 15,823
Discount rate	5.88%
Inflation rate	2.30%
San Jose M&I Property [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 8,413
Discount rate	9.35%
Inflation rate	7.13%
Lindero Project [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 14,138
Discount rate	4.14%
Inflation rate	1.96%
Yaramoko Mine [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 14,113
Discount rate	4.22%
Inflation rate	3.67%
Seguela Project [Member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 7,525
Discount rate	3.88%
Inflation rate	2.20%